Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 76,661	$ 551,961
Accounts receivable	237,506	202,050
Prepaid expenses	31,858	149,834
Total current assets	346,025	903,845
Customer contract	3,707,137	3,933,128
Vehicles and Right-of-use assets	507,669	652,353
Total assets	4,560,831	5,489,326
Current liabilities
Accounts payable and accrued liabilities	2,027,939	833,262
Purchase obligation	1,616,704	660,972
Convertible Note	1,536,139	2,429,227
Derivative liability	0	206,726
Sales tax payable	682,200	521,616
Short-term loan payable	396,201	66,588
Lease obligations - current	58,012	158,409
Total current liabilities	6,317,195	4,876,800
Lease obligations	10,320	404,921
Total liabilities	6,327,515	5,281,721
SHAREHOLDERS' (DEFICIT) EQUITY
Share capital	18,928,057	17,622,777
Contributed surplus	3,664,546	3,620,300
Accumulated other comprehensive income	197,980	(4,202)
Deficit	(24,557,267)	(21,031,270)
Total shareholders' (deficit) equity	(1,766,684)	207,605
Total liabilities and shareholders' (deficit) equity	$ 4,560,831	$ 5,489,326